Long-term Borrowings and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Long-term Debt

(in thousands)	2016	2015
3.800% Senior Notes due April 1, 2021 (5 year tranche), net of discount and debt issuance costs	$743,625	-
4.800% Senior Notes due April 1, 2026 (10 year tranche), net of discount and debt issuance costs	742,383	-
LIBOR + 1.500%, unsecured term facility, due February 23, 2021, with quarterly principal and interest payments, net of debt issuance costs	697,832	-
2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount and debt issuance costs	548,615	547,720
3.750% Senior Notes due June 1, 2023 (10 year tranche), net of discount and debt issuance costs	543,947	543,153
LIBOR + 1.300%, unsecured revolving loan, due February 23, 2021, with monthly interest payments on outstanding balances	70,000	-
1.380% note payable due December 31, 2017, with monthly interest and principal payments	13,853	30,000
LIBOR + 1.125%, unsecured term loan, due April 8, 2018, with quarterly principal and interest payments, net of debt issuance costs	-	174,652
LIBOR + 1.125%, unsecured term loan, due September 10, 2017, with quarterly principal and interest payments, net of debt issuance costs	-	119,761
1.500% note payable, due September 30, 2016, with monthly interest and principal payments	-	5,132
LIBOR + 2.000%, unsecured term loan, due December 7, 2017, with monthly interest payments and principal paid at maturity	-	3,202
1.500% note payable, due January 31, 2016, with monthly interest and principal payments	-	336
Total debt	3,360,255	1,423,956
Less current portion	48,040	50,078
Noncurrent portion of long-term debt	$3,312,215	1,373,878

Required Annual Principal Payments on Long-term Debt

(in thousands)
2017	$48,853
2018	611,250
2019	70,000
2020	70,000
2021	1,283,750

Capital Lease Obligations

(in thousands)	2016	2015
Capital lease obligations	$3,748	7,131
Less current portion	2,687	3,468
Noncurrent portion of capital leases	$1,061	3,663

Future Minimum Lease Payments under Capital Leases

(in thousands)
2017	$2,754
2018	1,019
2019	63
2020	-
2021	-
Total minimum lease payments	3,836
Less amount representing interest	88
Principal minimum lease payments	$3,748